Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000087786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – American Century Diversified Bond Fund Class 1 ($12,595)
C000087787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – American Century Diversified Bond Fund Class 2 ($12,291)
C000088755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund Class 1 ($12,168)
C000088756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund Class 2 ($11,852)
C000055676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – BlackRock Global Inflation-Protected Securities Fund Class 3 ($11,980)
C000087814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Core Plus Bond Fund Class 1 ($12,243)
C000087815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – TCW Core Plus Bond Fund Class 2 ($11,947)
C000143976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Balanced Fund Class 1 ($25,341)
C000143977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Balanced Fund Class 2 ($24,728)
C000055675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Balanced Fund Class 3 ($24,993)
C000125454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Commodity Strategy Fund Class 1 ($19,210)
C000125455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Commodity Strategy Fund Class 2 ($18,704)
C000055692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Core Equity Fund ($36,852)
C000088791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Corporate Bond Fund Class 1 ($12,432)
C000088792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Corporate Bond Fund Class 2 ($12,113)
C000055697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Corporate Bond Fund Class 3 ($12,255)
C000088765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Disciplined Core Fund Class 1 ($35,775)
C000088766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Disciplined Core Fund Class 2 ($34,895)
C000055681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Disciplined Core Fund Class 3 ($35,328)
C000088785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Dividend Opportunity Fund Class 1 ($26,958)
C000088786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Dividend Opportunity Fund Class 2 ($26,301)
C000055694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Dividend Opportunity Fund Class 3 ($26,629)
C000112082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 ($15,204)
C000112083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 ($14,848)
C000088759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – High Yield Bond Fund Class 1 ($17,543)
C000088760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – High Yield Bond Fund Class 2 ($17,096)
C000055678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – High Yield Bond Fund Class 3 ($17,292)
C000088761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Income Opportunities Fund Class 1 ($16,958)
C000088762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Income Opportunities Fund Class 2 ($16,561)
C000055679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Income Opportunities Fund Class 3 ($16,760)
C000088784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Intermediate Bond Fund Class 1 ($13,137)
C000088783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Intermediate Bond Fund Class 2 ($12,822)
C000055693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Intermediate Bond Fund Class 3 ($12,987)
C000087828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Limited Duration Credit Fund Class 1 ($13,689)
C000087829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Limited Duration Credit Fund Class 2 ($13,355)
C000088777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 1 ($12,089)
C000088778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 ($11,780)
C000055688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 3 ($11,937)
C000209985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Aggressive Portfolio Class 1 ($24,206)
C000087784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Aggressive Portfolio Class 2 ($23,795)
C000087785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Aggressive Portfolio Class 4 ($23,803)
C000209989
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Conservative Portfolio Class 1 ($14,404)
C000087827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Conservative Portfolio Class 2 ($14,149)
C000087826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Conservative Portfolio Class 4 ($14,149)
C000209990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 ($17,909)
C000112515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 ($17,608)
C000209987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderate Portfolio Class 1 ($18,955)
C000087822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderate Portfolio Class 2 ($18,638)
C000087823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderate Portfolio Class 4 ($18,633)
C000209986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Aggressive Portfolio Class 1 ($21,377)
C000087806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Aggressive Portfolio Class 2 ($21,020)
C000087807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Aggressive Portfolio Class 4 ($21,019)
C000209988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Conservative Portfolio Class 1 ($16,440)
C000087824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Conservative Portfolio Class 2 ($16,160)
C000087825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Moderately Conservative Portfolio Class 4 ($16,166)
C000087798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Core Bond Fund Class 1 ($12,492)
C000087799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Partners Core Bond Fund Class 2 ($12,181)
Without Sales Load [Member] | C000087786
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	(0.35%)	2.33%
Without Sales Load [Member] | C000087787
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	(0.57%)	2.08%
Without Sales Load [Member] | C000088755
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	(1.50%)	1.98%
Without Sales Load [Member] | C000088756
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%	(1.74%)	1.71%
Without Sales Load [Member] | C000055676
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	(1.65%)	1.82%
Without Sales Load [Member] | C000087814
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	(0.53%)	2.04%
Without Sales Load [Member] | C000087815
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	(0.78%)	1.79%
Without Sales Load [Member] | C000143976
Average Annual Return [Line Items]
Average Annual Return, Percent	14.05%	8.72%	9.74%
Without Sales Load [Member] | C000143977
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%	8.45%	9.48%
Without Sales Load [Member] | C000055675
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	8.59%	9.59%
Without Sales Load [Member] | C000125454
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%	12.76%	6.75%
Without Sales Load [Member] | C000125455
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	12.44%	6.46%
Without Sales Load [Member] | C000055692
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%	14.48%	13.93%
Without Sales Load [Member] | C000088791
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	1.48%	2.20%
Without Sales Load [Member] | C000088792
Average Annual Return [Line Items]
Average Annual Return, Percent	7.55%	1.20%	1.94%
Without Sales Load [Member] | C000055697
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	1.31%	2.05%
Without Sales Load [Member] | C000088765
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%	14.16%	13.59%
Without Sales Load [Member] | C000088766
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%	13.87%	13.31%
Without Sales Load [Member] | C000055681
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%	14.02%	13.45%
Without Sales Load [Member] | C000088785
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%	11.88%	10.43%
Without Sales Load [Member] | C000088786
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%	11.60%	10.15%
Without Sales Load [Member] | C000055694
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	11.74%	10.29%
Without Sales Load [Member] | C000112082
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	1.70%	4.28%
Without Sales Load [Member] | C000112083
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%	1.47%	4.03%
Without Sales Load [Member] | C000088759
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	4.18%	5.78%
Without Sales Load [Member] | C000088760
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%	3.93%	5.51%
Without Sales Load [Member] | C000055678
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%	4.03%	5.63%
Without Sales Load [Member] | C000088761
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%	3.86%	5.42%
Without Sales Load [Member] | C000088762
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%	3.60%	5.17%
Without Sales Load [Member] | C000055679
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%	3.76%	5.30%
Without Sales Load [Member] | C000088784
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%	(0.43%)	2.77%
Without Sales Load [Member] | C000088783
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	(0.68%)	2.52%
Without Sales Load [Member] | C000055693
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	(0.54%)	2.65%
Without Sales Load [Member] | C000087828
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	2.14%	3.19%
Without Sales Load [Member] | C000087829
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	1.90%	2.94%
Without Sales Load [Member] | C000088777
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	(0.06%)	1.92%
Without Sales Load [Member] | C000088778
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	(0.32%)	1.65%
Without Sales Load [Member] | C000055688
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%	(0.19%)	1.79%
Without Sales Load [Member] | C000209985
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%	8.40%	9.24%
Without Sales Load [Member] | C000087784
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	8.13%	9.06%
Without Sales Load [Member] | C000087785
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	8.13%	9.06%
Without Sales Load [Member] | C000209989
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	1.89%	3.72%
Without Sales Load [Member] | C000087827
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	1.62%	3.53%
Without Sales Load [Member] | C000087826
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	1.64%	3.53%
Without Sales Load [Member] | C000209990
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%	4.55%	6.00%
Without Sales Load [Member] | C000112515
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.29%	5.82%
Without Sales Load [Member] | C000209987
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	5.17%	6.60%
Without Sales Load [Member] | C000087822
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	4.91%	6.42%
Without Sales Load [Member] | C000087823
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	4.92%	6.42%
Without Sales Load [Member] | C000209986
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%	6.71%	7.89%
Without Sales Load [Member] | C000087806
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%	6.44%	7.71%
Without Sales Load [Member] | C000087807
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	6.44%	7.71%
Without Sales Load [Member] | C000209988
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%	3.43%	5.10%
Without Sales Load [Member] | C000087824
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	3.18%	4.92%
Without Sales Load [Member] | C000087825
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	3.19%	4.92%
Without Sales Load [Member] | C000087798
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%	0.03%	2.25%
Without Sales Load [Member] | C000087799
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	(0.23%)	1.99%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($11,338)
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($11,338)
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Columbia Threadneedle: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ($11,338)
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($30,302)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Columbia Threadneedle: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) ($30,302)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%	14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%	14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%	14.59%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($15,176)
Average Annual Return, Percent	13.45%	1.74%	4.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($15,176)
Average Annual Return, Percent	13.45%	1.74%	4.26%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg World Government Inflation-Linked Bond Index USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
Average Annual Return, Percent	4.67%	(0.91%)	2.63%
Columbia Threadneedle: Bloomberg World Government Inflation-Linked Bond Index USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
Average Annual Return, Percent	4.67%	(0.91%)	2.63%
Columbia Threadneedle: Bloomberg World Government Inflation-Linked Bond Index USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government Inflation-Linked Bond Index USD Hedged ($12,959)
Average Annual Return, Percent	4.67%	(0.91%)	2.63%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)
Average Annual Return, Percent	13.70%	8.47%	9.78%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)
Average Annual Return, Percent	13.70%	8.47%	9.78%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg U.S. Aggregate Bond Index ($25,428)
Average Annual Return, Percent	13.70%	8.47%	9.78%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($17,450)
Average Annual Return, Percent	15.77%	10.64%	5.73%
Columbia Threadneedle: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return ($17,450)
Average Annual Return, Percent	15.77%	10.64%	5.73%
Columbia Threadneedle: Bloomberg Global Aggregate Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged USD Index ($12,665)
Average Annual Return, Percent	4.86%	0.34%	2.39%
Columbia Threadneedle: Bloomberg Global Credit Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Credit Hedged USD Index ($13,640)
Average Annual Return, Percent	6.80%	0.41%	3.15%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,796)
Average Annual Return, Percent	7.77%	(0.09%)	3.27%
Columbia Threadneedle: Bloomberg Global Aggregate Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged USD Index ($12,665)
Average Annual Return, Percent	4.86%	0.34%	2.39%
Columbia Threadneedle: Bloomberg Global Credit Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Credit Hedged USD Index ($13,640)
Average Annual Return, Percent	6.80%	0.41%	3.15%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,796)
Average Annual Return, Percent	7.77%	(0.09%)	3.27%
Columbia Threadneedle: Bloomberg Global Aggregate Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged USD Index ($12,665)
Average Annual Return, Percent	4.86%	0.34%	2.39%
Columbia Threadneedle: Bloomberg Global Credit Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Credit Hedged USD Index ($13,640)
Average Annual Return, Percent	6.80%	0.41%	3.15%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,796)
Average Annual Return, Percent	7.77%	(0.09%)	3.27%
Columbia Threadneedle: MSCI USA High Dividend Yield Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) ($24,127)
Average Annual Return, Percent	10.98%	8.43%	9.21%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%	10.53%
Columbia Threadneedle: MSCI USA High Dividend Yield Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) ($24,127)
Average Annual Return, Percent	10.98%	8.43%	9.21%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%	10.53%
Columbia Threadneedle: MSCI USA High Dividend Yield Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net) ($24,127)
Average Annual Return, Percent	10.98%	8.43%	9.21%
Columbia Threadneedle: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($27,213)
Average Annual Return, Percent	15.91%	11.33%	10.53%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
Average Annual Return, Percent	8.55%	4.48%	6.42%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
Average Annual Return, Percent	8.55%	4.48%	6.42%
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
Average Annual Return, Percent	8.55%	4.48%	6.42%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
Average Annual Return, Percent	8.69%	4.09%	6.04%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
Average Annual Return, Percent	8.69%	4.09%	6.04%
Columbia Threadneedle: ICE BofA BB-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($17,980)
Average Annual Return, Percent	8.69%	4.09%	6.04%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
Average Annual Return, Percent	6.81%	2.26%	2.99%
Columbia Threadneedle: Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index ($13,431)
Average Annual Return, Percent	6.81%	2.26%	2.99%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
Average Annual Return, Percent	8.58%	0.15%	1.59%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
Average Annual Return, Percent	8.58%	0.15%	1.59%
Columbia Threadneedle: Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index ($11,709)
Average Annual Return, Percent	8.58%	0.15%	1.59%
Columbia Threadneedle: Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	56% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)
Average Annual Return, Percent	18.49%	9.50%	10.49%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	56% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)
Average Annual Return, Percent	18.49%	9.50%	10.49%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	56% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index ($27,125)
Average Annual Return, Percent	18.49%	9.50%	10.49%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 6% MSCI EAFE Index (Net) ($15,069)
Average Annual Return, Percent	10.06%	2.10%	4.19%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 6% MSCI EAFE Index (Net) ($15,069)
Average Annual Return, Percent	10.06%	2.10%	4.19%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 6% MSCI EAFE Index (Net) ($15,069)
Average Annual Return, Percent	10.06%	2.10%	4.19%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($20,393)
Average Annual Return, Percent	14.25%	5.80%	7.39%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($20,393)
Average Annual Return, Percent	14.25%	5.80%	7.39%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($20,393)
Average Annual Return, Percent	14.25%	5.80%	7.39%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($20,393)
Average Annual Return, Percent	14.25%	5.80%	7.39%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($20,393)
Average Annual Return, Percent	14.25%	5.80%	7.39%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	46% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
Average Annual Return, Percent	16.30%	7.67%	8.98%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	46% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
Average Annual Return, Percent	16.30%	7.67%	8.98%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	46% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
Average Annual Return, Percent	16.30%	7.67%	8.98%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net) ($17,519)
Average Annual Return, Percent	12.21%	3.93%	5.77%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net) ($17,519)
Average Annual Return, Percent	12.21%	3.93%	5.77%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net) ($17,519)
Average Annual Return, Percent	12.21%	3.93%	5.77%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%